UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   November 14, 2000


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $88,450



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      169 16989.649SH       SOLE                16989.649
AT&T Corp Liberty Media Group  COM              001957208     1409    78269 SH       SOLE                    78269
Agilent Technologies, Inc.     COM              00846U101     1843    37651 SH       SOLE                    37651
American Home Products         COM              026609107     3338    59016 SH       SOLE                    59016
American Intl. Group           COM              026874107      773     8076 SH       SOLE                     8076
Bristol-Myers-Squibb           COM              110122108      348     6098 SH       SOLE                     6098
Chase Manhattan Corp.          COM              16161A108     1326    28710 SH       SOLE                    28710
Citigroup, Inc.                COM              172967101     2910    53819 SH       SOLE                    53819
Colgate-Palmolive Co           COM              194162103      215     4550 SH       SOLE                     4550
Computer Sciences Corp.        COM              205363104     2543    34250 SH       SOLE                    34250
Conoco Inc. 'A'                COM              208251306     1397    53460 SH       SOLE                    53460
Convergys Corp.                COM              212485106      216     5550 SH       SOLE                     5550
Corning Inc.                   COM              219350105     3805    12812 SH       SOLE                    12812
DST Systems                    COM              233326107     3229    27481 SH       SOLE                    27481
DuPont (E.I.)                  COM              263534109     1374    33155 SH       SOLE                    33155
El Paso Energy                 COM              283905107     3025    49088 SH       SOLE                    49088
Eli Lilly                      COM              532457108     1427    17588 SH       SOLE                    17588
Exxon Mobil Corporation        COM              30231G102      492     5516 SH       SOLE                     5516
Fairchild Corp.                COM              303698104       84    13060 SH       SOLE                    13060
Fannie Mae                     COM              313586109     1993    27868 SH       SOLE                    27868
First Data Corp.               COM              319963104     1159    29680 SH       SOLE                    29680
First Union Corp.              COM              337358105     1113    34594 SH       SOLE                    34594
FleetBoston Financial Corp.    COM              339030108     1895    48580 SH       SOLE                    48580
General Electric               COM              369604103      687    11912 SH       SOLE                    11912
Halliburton Company            COM              406216101     1469    30028 SH       SOLE                    30028
Hewlett-Packard                COM              428236103     1426    14700 SH       SOLE                    14700
Honeywell Intl.                COM              438516106     1177    33051 SH       SOLE                    33051
Informix Corporation           COM              456779107       77    18750 SH       SOLE                    18750
Int'l Business Mach Corp       COM              459200101     1793    15935 SH       SOLE                    15935
Intel Corp.                    COM              458140100     1578    37968 SH       SOLE                    37968
Intermedia Comm.               COM              458801107      296    10030 SH       SOLE                    10030
Johnson & Johnson              COM              478160104     1784    18987 SH       SOLE                    18987
Lucent Technologies, Inc.      COM              549463107     1495    48910 SH       SOLE                    48910
Mellon Financial Corp.         COM              58551A108     2521    54359 SH       SOLE                    54359
Minnesota Mining & Mfg.        COM              604059105     1925    21120 SH       SOLE                    21120
Mitchell Energy/Development    COM              606592202      266     5700 SH       SOLE                     5700
Motorola Inc.                  COM              620076109     1529    54132 SH       SOLE                    54132
NCR Corp.                      COM              62886E108      353     9340 SH       SOLE                     9340
New York Times                 COM              650111107     1809    46024 SH       SOLE                    46024
Nortel Networks Corp.          COM              656568102     3130    52551 SH       SOLE                    52551
Oracle Corp.                   COM              68389X105     3354    42590 SH       SOLE                    42590
PSINet, Inc.                   COM              74437C101      640    66520 SH       SOLE                    66520
PepsiCo Inc.                   COM              713448108     1848    40179 SH       SOLE                    40179
Pfizer Inc.                    COM              717081103     3564    79303 SH       SOLE                    79303
Pharmacia Corporation          COM              71713U102     1941    32250 SH       SOLE                    32250
Proctor & Gamble               COM              742718109      393     5866 SH       SOLE                     5866
SBC Communications             COM              78387G103     2272    45432 SH       SOLE                    45432
Scientific-Atlanta             COM              808655104     3101    48740 SH       SOLE                    48740
Telefonica SA Sponsored ADR    COM              879382208     2304    38756 SH       SOLE                    38756
Time Warner Inc.               COM              887315109     2393    30581 SH       SOLE                    30581
Tyco International             COM              902124106     1381    26620 SH       SOLE                    26620
United Technologies            COM              913017109     2201    31783 SH       SOLE                    31783
Williams Cos., Inc.            COM              969457100     2229    52750 SH       SOLE                    52750
WorldCom, Inc.                 COM              98157D106     1433    47190 SH       SOLE                    47190